Financial Instruments - Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Contingent consideration [Member], Scott Spirit [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Contingent consideration [Member] | Scott Spirit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ (5,784)	$ (10,348)	$ (5,681)	$ (10,894)
Unrealized (loss) gain included in Other income (expense) - net	(107)	(342)	(210)	204
Balance at end of period	$ (5,891)	$ (10,690)	$ (5,891)	$ (10,690)